Inventory and Floor Plan Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Inventory and Floor Plan Notes Payable
Inventory and Floor Plan Notes Payable

	2020	2019
Used vehicles	$11,202	$7,592
Parts	—	33
Total	$11,202	$7,625